BORROWINGS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Borrowings and Notes Payable
Composition as of December 31, 2017:

		Linkage terms (principal and interest)	Annual interest rate
Notes payable series C	Note 15 (4)	CPI	3.35% CPI adj.
Notes payable series D			'Makam'(*) plus 1.2%
Notes payable series F	Note 15 (2), (6)		2.16% fixed
Borrowing K (received in 2015)	Note 15 (5)		3.71% fixed
Borrowing L (received in 2015)	Note 15 (5)		4.25% fixed
Borrowing O (received in 2017)	Note 15 (3), (5)		4.34% fixed
Borrowing P (received in 2017)	Note 15 (3)		2.38% fixed
Borrowing Q (received in 2017)	Note 15 (3)		2.5% fixed

 (*)   'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis.

Schedule of Changes in Debentures, Including Cash Flows From Financing Activities
The following table details the changes in debentures, including cash flows from financing activities:

		Movement in 2017
	As at December 31, 2016	Cash flows from (used in) financing activities, net	Non cash movements		As at December 31, 2017
			CPI adjustments and other finance costs	Change in estimated cash flows(*)
	New Israeli Shekels in millions
Non-current borrowings, including current maturities	1,607	(982)			625
Notes payable, including current maturities	1,087	207	4		1,298
Interest payable	9	(165)	159	18	21
	2,703	(940)	163	18	1,944

(*) See note 15(5) below and note 2(j)(3).